Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 04, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount (in Dollars)		$ 6,574,881	$ 6,574,881
Exercised shares	9,515,920
Ordinary shares subject to possible redemption		1,984,080	1,984,080	11,500,000
Redemption value, per share (in Dollars per share)		$ 10.88	$ 10.63	$ 10.1
Conversion of stock		1,196,500	1,196,500
Federal depository insurance coverage (in Dollars)		$ 250,000	$ 250,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount (in Dollars)		$ 22,234	$ 22,234